Shareholders Equity (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2026 ofGrantees shares	Jan. 31, 2026 shares	Apr. 30, 2025 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Sep. 08, 2025 USD ($) $ / shares shares	Oct. 21, 2024 shares
Share Repurchase Program [Line Items]
Stock Repurchased During Period, Value | $				$ 110	$ 342
Warrant Additional Disclosure [Abstract]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				10,000,000
Subsequent Event
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share-Based Payment Arrangement, BOD Resignation, Number of Grantees Affected | ofGrantees	2
Merlyn Mind Warrant
Warrant Additional Disclosure [Abstract]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						10,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.214
Warrants and Rights Outstanding | $						$ 212
American Depositary Shares
Share Repurchase Program [Line Items]
Stock Repurchased During Period, Shares				52,965	151,923
Stock Repurchased During Period, Value | $				$ 110	$ 342
Share Repurchase Transaction Costs | $				$ 3	$ 10
Stock Repurchased During Period Shares Cancelled				0
Share Repurchase Program, Remaining Authorized, Number of Shares				9,561,000
Share Repurchase Program, Authorized, Number of Shares							10,000,000
American Depositary Shares | Merlyn Mind Warrant
Warrant Additional Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 12.14
American Depositary Shares | Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Vested of share-based compensation, net of shares withheld for taxes (in shares)			939,090
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period				1,651,487	120,628
American Depositary Shares | Restricted Stock | Subsequent Event
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period		925,365
Share Based Compensation Arrangement By Shar eBased Payment Award Equity Instruments Other Than Options Cancelled In Period	75,680
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period	130,118